BUSINESS ACQUISITIONS (American Apparel) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 08, 2017	Dec. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		$ 1,303	$ 115,776
American Apparel, LLC
Disclosure of detailed information about business combination [line items]
Final cash bid	$ 88,000
Cash consideration paid at closing, net of cash acquired	98,541
Inventories	11,052
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	$ 91,900
Deposit for business acquisition, held in other non-current assets				$ 6,600